Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (23,637,000)	$ (33,415,000)	$ (14,586,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	4,131,000	5,273,000	1,718,000
Non-cash interest on convertible notes to related parties			145,000
Non-cash interest on convertible notes			256,000
Non-cash discount amortization on convertible notes to related parties			(17,000)
Non-cash discount amortization on term loan and convertible notes	346,000	137,000	(276,000)
Revaluation of premium conversion derivative			(850,000)
Non-cash interest upon conversion of convertible notes			649,000
Change in assets and liabilities:
Prepaid expenses and other assets	(196,000)	198,000	(55,000)
Accounts payable	(1,981,000)	2,007,000	1,477,000
Accrued and other liabilities	(574,000)	(1,101,000)	496,000
Net cash used in operating activities	(21,911,000)	(26,901,000)	(11,043,000)
Financing activities
Proceeds from issuance of term loan and convertible notes		10,000,000	2,651,000
Proceeds from issuance of convertible notes to related parties			2,500,000
Issuance costs related to term loan and convertible notes	(10,000)	(89,000)	(10,000)
Repayment of principal	(741,000)
Exercise of stock options	84,000	41,000
Exercise of warrants		156,000
Proceeds from sale of common stock and warrants	25,150,000	12,541,000	30,278,000
Offering costs	(2,091,000)	(1,287,000)	(3,963,000)
Deferred offering costs		(21,000)
Net cash (used in) provided by financing activities	22,392,000	21,341,000	31,456,000
Net increase (decrease) in cash and cash equivalents	481,000	(5,560,000)	20,413,000
Cash and cash equivalents at beginning of period	18,473,000	24,033,000	3,620,000
Cash and cash equivalents at end of period	18,954,000	18,473,000	24,033,000
Supplemental disclosure of cash flow information:
Cash paid for interest	488,000	291,000
Supplemental non-cash financing transactions:
Issuance of warrants in connection with term loan	$ 196,000
Redemption value change of Series A preferred stock			366,000
Bifurcation of premium conversion derivative related to convertible notes			505,000
Separation of convertible note beneficial conversion feature upon contingency resolution			372,000
Other Assets
Supplemental non-cash financing transactions:
Offering costs in other assets paid in prior year			205,000
Accounts Payable and Accrued Liabilities
Supplemental non-cash financing transactions:
Issuance costs in accounts payable and accrued liabilities		$ 10,000
Conversion of Convertible Notes
Supplemental non-cash financing transactions:
Issuance of warrants in connection with term loan			11,445,000
Conversion of Series A Preferred Stock
Supplemental non-cash financing transactions:
Conversion of Series A preferred stock to common stock			$ 8,319,000